Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2015
Registrant Name	Premier Multi-Series VIT
Central Index Key	0001551431
Amendment Flag	false
Document Creation Date	Dec. 29, 2015
Document Effective Date	Dec. 29, 2015
Prospectus Date	Apr. 27, 2015